Schedule of Investments
August 31, 2021 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.00%

Accident & Health Insurance - 3.81%
Aflac, Inc.	16,700	946,556

Aerospace & Defense - 1.87%
Lockheed Martin Corp.	1,290	464,142

Asset Management - 4.36%
The Carlyle Group, Inc.	21,925	1,082,657

Beverages - 1.13%
PepsiCo, Inc.	1,800	281,502

Cigarettes - 2.26%
Philip Morris International, Inc.	5,450	561,350

Credit Services - 1.18%
MasterCard, Inc. Class A	850	294,296

Electronic Computers - 12.56%
Apple, Inc.	20,543	3,119,044

Industrial Organic Chemicals - 22.33%
Amyris, Inc. (2)	368,597	5,547,385

Information Technology Services - 1.07%
Accenture PLC Class A	790	265,882

Measuring & Controlling Device - 4.68%
Onto Innovation, Inc. (2)	15,683	1,162,581

Motor Vehicle Parts & Accessories - 0.86%
Honeywell International, Inc.	920	213,357

Motor Vehicles & Passenger Car - 3.14%
Tesla Motors, Inc. (2)	1,060	779,863

Oil & Gas Field Exploration Se - 3.25%
NexGen Energy Ltd. (2)	171,889	807,304

Pharmaceutical Preparations - 14.44%
BeyondSpring, Inc. (2)	82,595	2,586,050
Catalyst Pharmaceuticals, Inc. (2)	69,598	383,485
Corcept Therapeuticals, Inc. (2)	16,655	354,418
Ionis Pharmaceuticals, Inc. (2)	6,590	262,018

		3,585,971

Primary Smelting & Refining of - 0.00%
Blue Earth Refineries, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 2.79%
Qualcomm, Inc.	4,723	692,817

Retail-Catalog & Mail-Order Houses - 2.63%
Amazon.com, Inc. (2)	188	652,509

Security Brokers, Dealers & Flotation Companies - 3.15%
Stifel Financial Corp.	11,310	781,521

Semiconductors & Related Devices - 4.81%
Applied Materials	3,870	522,953
NVIDIA Corp.	1,620	362,637
Tower Semiconductors Ltd. (Israel) (2)	10,555	310,317

		1,195,907

Services-Computer Programming, Data Processing, Etc. - 1.97%
Facebook, Inc. Class A (2)	1,290	489,400

Specialty Chemicals - 1.40%
Nanoco Group PLC (United Kingdom) (2)	1,400,668	348,640

Television Broadcasting Stations - 1.31%
ViacomCBS, Inc. Class B	7,855	325,590

Total Common Stock	(Cost $ 11,267,243)	23,598,274

Short-Term Investments - 5.07%

Huntington Conservative Deposit Account (5)	1,258,462	1,258,462

Total Short-Term Investment Companies	1,258,462	1,258,462

Total Investments - 100.07%	(Cost $ 12,525,706)	24,856,736

Liabilities in Excess of Other Assets - -.07%		(16,468)

Total Net Assets - 100.00%		24,840,268

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$24,856,736	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total	$24,856,736	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Notional Value is calculated by multiplying outstanding shares by the spot price at August 31, 2021.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.